Fair Value Measurements (Assets and Liabilities Measured at Fair Value on Recurring Basis) (Details) (Available-for-sale Securities [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets	$ 50,764	$ 53,049
US Treasury securities and obligations of U.S. government corporations and agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets	9,247	14,863
Municipal Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets	10,758	7,276
Corporate bonds and other obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets	1,150
Mortgage-backed securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets	29,608	30,909
Equity securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets	1	1
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | US Treasury securities and obligations of U.S. government corporations and agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Municipal Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Corporate bonds and other obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Mortgage-backed securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets	50,764	53,049
Significant Other Observable Inputs (Level 2) [Member] | US Treasury securities and obligations of U.S. government corporations and agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets	9,247	14,863
Significant Other Observable Inputs (Level 2) [Member] | Municipal Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets	10,758	7,276
Significant Other Observable Inputs (Level 2) [Member] | Corporate bonds and other obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets	1,150
Significant Other Observable Inputs (Level 2) [Member] | Mortgage-backed securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets	29,608	30,909
Significant Other Observable Inputs (Level 2) [Member] | Equity securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets	1	1
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets
Significant Unobservable Inputs (Level 3) [Member] | US Treasury securities and obligations of U.S. government corporations and agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets
Significant Unobservable Inputs (Level 3) [Member] | Municipal Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets
Significant Unobservable Inputs (Level 3) [Member] | Corporate bonds and other obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets
Significant Unobservable Inputs (Level 3) [Member] | Mortgage-backed securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets
Significant Unobservable Inputs (Level 3) [Member] | Equity securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value disclosure recurring, assets